Other Liabilities - Summary of Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Liabilities to employees	€ 54.6	€ 24.3
Other	1.3	4.4
Total	55.9	28.7
Total current	43.1	28.0
Total non-current	€ 12.8	€ 0.7